COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 6,349	$ (50,463)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	126,356	137,186
Amortization of deferred financing costs and debt discounts (premiums)	(736)	(733)
Amortization of non-refundable entrance fees	(98,912)	(88,995)
Equity loss (income) from unconsolidated joint venture	(4,068)	(1,894)
Deferred income tax expense (benefit)	8,928	(12,858)
Loss (gain) on sales of real estate, net		16,413
Casualty-related loss (recoveries), net	(1,550)	32,439
Changes in:
Decrease (increase) in accounts receivable and other assets, net	(16,521)	(28,409)
Increase (decrease) in accounts payable, accrued liabilities, and other liabilities	(38,195)	(17,049)
Increase (decrease) in deferred revenue	155,165	142,924
Net cash provided by (used in) operating activities	136,816	128,561
Cash flows from investing activities:
Capital expenditures	(123,921)	(65,064)
Proceeds from sales of real estate, net	1,000	8,922
Distributions in excess of earnings from unconsolidated joint venture	13,910	12,036
Proceeds from insurance recovery	15,218
Net cash provided by (used in) investing activities	(93,793)	(44,106)
Cash flows from financing activities:
Repayments of mortgage debt	(2,823)	(2,691)
Payments of offering costs	(2,113)
Net distributions to Parent	(32,892)	(79,644)
Net cash provided by (used in) financing activities	(37,828)	(82,335)
Net increase (decrease) in cash, cash equivalents, and restricted cash	5,195	2,120
Cash, cash equivalents, and restricted cash, beginning of period	79,066	76,946
Cash, cash equivalents, and restricted cash, end of period	$ 84,261	$ 79,066